UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds
———————————
(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209
——————————————
(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
——————————————————————
(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 91.7%
	Consumer Discretionary — 9.9%
1,600	Abercrombie & Fitch Co., Class A	$111,840
6,000	American Eagle Outfitters, Inc.	145,560
2,850	Apollo Group, Inc., Class A*	168,464
2,200	Garmin Ltd.	184,580
6,000	Mattel, Inc.	137,460
4,600	Target Corp.	278,622
11,500	The Gap, Inc.	197,800

		1,224,326

	Consumer Staples — 7.1%
1,100	Hormel Foods Corp.	37,862
5,225	Walgreen Co.	230,841
5,700	Wal-Mart Stores, Inc.	261,915
3,050	Whole Foods Market, Inc.	112,972
4,000	Wm. Wrigley Jr. Co.	230,720

		874,310

	Energy — 9.0%
2,277	Apache Corp.	183,868
5,300	Chesapeake Energy Corp.	180,412
2,350	ConocoPhillips	189,973
900	Devon Energy Corp.	67,149
1,025	ENSCO International, Inc.	62,597
1,275	Newfield Exploration Co.*	61,264
3,285	Occidental Petroleum Corp.	186,325
2,398	Royal Dutch Shell PLC, Class A ADR	186,061

		1,117,649

	Financials — 17.4%
3,300	ACE Ltd.	190,475
1,925	Allied Irish Banks PLC ADR	100,543
2,800	American Express Co.	163,912
2,725	Ameriprise Financial, Inc.	164,236
1,110	Comerica, Inc.	58,453
1,575	Discover Financial Services*	36,304

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Financials — 17.4% (continued)
2,500	Moody’s Corp.	$134,500
1,951	Morgan Stanley	124,610
5,000	Nomura Holdings, Inc. ADR	94,850
1,900	NYSE Euronext, Inc.	146,338
5,700	SEI Investments Co.	155,382
3,400	T. Rowe Price Group, Inc.	177,242
2,600	The Allstate Corp.	138,190
253	The Bear Stearns Companies, Inc.	30,669
2,119	The Hartford Financial Services Group, Inc.	194,672
1,500	W.R. Berkley Corp.	44,130
5,900	Wells Fargo & Co.	199,242

		2,153,748

	Health Care — 8.3%
7,400	Applera Corp. - Applied Biosystems Group	231,028
2,900	AstraZeneca PLC ADR	150,307
4,450	Eli Lilly and Co.	240,701
2,850	Novartis AG ADR	153,758
2,350	Novo Nordisk A/S ADR	246,538

		1,022,332

	Industrials — 8.7%
3,500	3M Co.	311,220
2,925	Burlington Northern Santa Fe Corp.	240,260
2,522	CSX Corp.	119,568
2,050	Cummins, Inc.	243,335
3,700	Fastenal Co.	166,759

		1,081,142

	Information Technology — 16.2%
4,100	Accenture Ltd., Class A	172,733
3,200	Automatic Data Processing, Inc.	148,544
4,000	Canon, Inc. ADR	212,320
7,000	Cisco Systems, Inc.*	202,370
9,700	Intel Corp.	229,114
2,885	Kyocera Corp. ADR	277,248
8,500	Microsoft Corp.	246,415
12,500	Oracle Corp.*	239,000
6,350	STMicroelectronics N.V. NYS	108,966
5,700	Total System Services, Inc.	160,341

		1,997,051

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Materials — 7.4%
3,188	Arcelor Mittal, Class A NYS	$194,532
4,100	Companhia Vale Do Rio Doce ADR	200,941
1,850	Freeport-McMoRan Copper & Gold, Inc.	173,863
653	Rio Tinto PLC ADR	188,795
2,600	Teck Cominco Ltd., Class B	115,440
430	United States Steel Corp.	42,265

		915,836

	Telecommunication Services — 3.3%
2,400	America Movil S.A.B. de C.V., Series L ADR	143,712
1,900	BT Group PLC ADR	120,802
1,200	NII Holdings, Inc.*	100,824
1,800	Nippon Telegraph and Telephone Corp. ADR	38,826

		404,164

	Utilities — 4.4%
2,476	Edison International	130,956
5,200	Mirant Corp.*	196,716
2,675	PG&E Corp.	114,517
1,992	Sempra Energy	105,018

		547,207

	Total Common Stocks (Cost $11,068,878)	11,337,765

PAR

	REPURCHASE AGREEMENT — 8.2%
$1,019,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $1,019,144 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $869,842; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $117,051; U.S. Treasury Bill, 4.89% due 8/9/07, value $57,638 (Cost $1,019,000)	1,019,000

	Total Investments — 99.9% (Cost $12,087,878)	12,356,765

	Other Assets Less Liabilities — 0.1%	11,827

	Net Assets — 100.0%	$12,368,592

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
NYS	New York Shares
Note:
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 96.5%
	Consumer Discretionary — 14.0%
710	Abercrombie & Fitch Co., Class A	$49,629
1,650	American Eagle Outfitters, Inc.	40,029
1,425	Bed Bath & Beyond, Inc.*	49,362
1,700	Dillard’s, Inc., Class A	50,813
4,600	Foot Locker, Inc.	85,376
1,120	Magna International, Inc., Class A	98,235
2,225	Mattel, Inc.	50,975
600	VF Corp.	51,474

		475,893

	Consumer Staples — 5.2%
2,275	BJ’s Wholesale Club, Inc.*	77,259
1,110	Bunge Ltd.	100,577

		177,836

	Energy — 6.6%
3,100	Canetic Resources Trust	46,283
2,250	Chesapeake Energy Corp.	76,590
1,250	Forest Oil Corp.*	50,588
665	Overseas Shipholding Group, Inc.	51,597

		225,058

	Financials — 14.1%
1,625	Capitol Federal Financial	53,170
2,700	Conseco, Inc.*	49,113
1,325	Eaton Vance Corp.	55,465
6,150	Hudson City Bancorp, Inc.	75,152
725	Marshall & Ilsley Corp.	29,877
1,125	T. Rowe Price Group, Inc.	58,646
3,100	TFS Financial Corp.*	35,216
2,175	Unum Group	52,853
3,150	Washington Federal, Inc.	70,970

		480,462

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Health Care — 9.3%
1,125	Kinetic Concepts, Inc.*	$69,165
950	Mentor Corp.	37,383
1,150	Techne Corp.*	64,699
1,250	Universal Health Services, Inc., Class B	65,550
1,925	Varian Medical Systems, Inc.*	78,540

		315,337

	Industrials — 13.8%
950	Air France-KLM ADR	42,845
2,325	Copart, Inc.*	65,426
735	Cummins, Inc.	87,245
1,500	Fastenal Co.	67,605
2,325	Graco, Inc.	95,417
950	Lincoln Electric Holdings, Inc.	68,391
500	W.W. Grainger, Inc.	43,680

		470,609

	Information Technology — 16.8%
2,000	Ingram Micro, Inc., Class A*	40,100
1,150	International Rectifier Corp.*	42,217
2,900	Jack Henry & Associates, Inc.	69,657
3,200	Micron Technology, Inc.*	37,984
1,000	NAVTEQ Corp.*	54,130
4,225	QLogic Corp.*	56,150
625	SanDisk Corp.*	33,519
450	TDK Corp. ADR	38,259
1,050	Tech Data Corp.*	39,344
4,125	THQ, Inc.*	118,634
2,575	Vishay Intertechnology, Inc.*	39,938

		569,932

	Materials — 6.5%
835	Freeport-McMoRan Copper & Gold, Inc., Class B	78,473
3,075	Methanex Corp.	76,229
650	Sigma-Aldrich Corp.	29,458
2,175	Stora Enso Oyj ADR	37,258

		221,418

	Telecommunication Services — 1.2%
1,400	NeuStar, Inc., Class A*	40,376

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Utilities — 9.0%
1,750	Nicor, Inc.	$68,968
1,950	Questar Corp.	100,405
1,875	SCANA Corp.	70,087
2,975	Westar Energy, Inc.	68,485

		307,945

	Total Common Stocks (Cost $3,206,440)	3,284,866

PAR

	REPURCHASE AGREEMENT — 4.0%
$ 137,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $137,019 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $116,946; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $15,737; U.S. Treasury Bill, 4.89% due 8/9/07, value $7,749 (Cost $137,000)	137,000

	Total Investments — 100.5% (Cost $3,343,440)	3,421,866

	Liabilities Less Other Assets — (0.5%)	(18,183)

	Net Assets — 100.0%	$3,403,683

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.4%
	Consumer Discretionary — 17.9%
1,100	Aeropostale, Inc.*	$41,888
1,900	Ambassadors Group, Inc.	73,510
1,000	Capella Education Co.*	44,710
450	Deckers Outdoor Corp.*	46,395
675	Dick’s Sporting Goods, Inc.*	37,955
1,250	Interactive Data Corp.	34,188
525	ITT Educational Services, Inc.*	55,472
1,300	Monarch Casino & Resort, Inc.*	36,777
875	Morningstar, Inc.*	42,858
900	O’Reilly Automotive, Inc.*	29,979
1,275	Strayer Education, Inc.	193,200
700	The Gymboree Corp.*	30,135
1,800	The Pep Boys - Manny, Moe & Jack	30,474
200	Under Armour, Inc., Class A*	12,282

		709,823

	Energy — 4.6%
1,250	Alon USA Energy, Inc.	44,587
1,050	Alpha Natural Resources, Inc.*	18,743
300	Atlas America, Inc.	14,568
800	Dril-Quip, Inc.*	38,392
6,000	International Coal Group, Inc.*	24,360
1,050	Penn Virginia Corp.	40,635

		181,285

	Financials — 6.0%
1,100	Hospitality Properties Trust	42,196
450	Investment Technology Group, Inc.*	17,982
2,000	National Health Investors, Inc.	63,200
2,400	optionsXpress Holdings, Inc.	60,024
500	Portfolio Recovery Associates, Inc.	26,125
1,300	Washington Federal, Inc.	29,289

		238,816

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Health Care — 7.7%
860	IDEXX Laboratories, Inc.*	$86,224
1,500	Meridian Bioscience, Inc.	33,495
1,400	Techne Corp.*	78,764
2,400	The TriZetto Group, Inc.*	38,472
1,700	VCA Antech, Inc.*	66,878

		303,833

	Industrials — 13.2%
1,000	Copart, Inc.*	28,140
800	FreightCar America, Inc.	37,816
1,400	Genesee & Wyoming, Inc., Class A*	35,910
2,250	Graco, Inc.	92,340
3,500	Hexcel Corp.*	76,090
1,600	Raven Industries, Inc.	54,432
3,700	Rollins, Inc.	88,060
1,800	Watson Wyatt Worldwide, Inc., Class A	80,190
550	Woodward Governor Co.	31,763

		524,741

	Information Technology — 36.8%
3,500	ACI Worldwide, Inc.*	106,855
2,000	Aladdin Knowledge Systems Ltd.*	44,040
2,800	Blackbaud, Inc.	58,632
1,600	Cognos, Inc.*	64,192
2,800	Convergys Corp.*	53,340
1,500	Cypress Semiconductor Corp.*	37,590
1,050	DealerTrack Holdings, Inc.*	37,863
1,500	FactSet Research Systems, Inc.	98,985
2,350	FLIR Systems, Inc.*	102,578
1,300	Global Payments, Inc.	48,620
2,200	j2 Global Communications, Inc.*	71,808
4,500	Jack Henry & Associates, Inc.	108,090
1,200	MICROS Systems, Inc.*	63,936
3,000	Parametric Technology Corp.*	52,890
1,650	Quality Systems, Inc.	63,921
1,975	SPSS, Inc.*	81,054
2,900	Sybase, Inc.*	68,788
4,375	THQ, Inc.*	125,824
7,000	TIBCO Software, Inc.*	56,910
1,500	ValueClick, Inc.*	32,070
2,450	Wright Express Corp.*	83,447

		1,461,433

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Materials — 8.8%
1,100	Century Aluminum Co.*	$56,694
475	Cleveland-Cliffs, Inc.	32,903
950	Eagle Materials, Inc.	41,544
1,050	RTI International Metals, Inc.*	83,201
1,325	Schnitzer Steel Industries, Inc., Class A	71,802
875	Terra Industries, Inc.*	21,464
1,450	The Valspar Corp.	40,006

		347,614

	Utilities — 0.4%
400	ITC Holdings Corp.	16,820

	Total Common Stocks (Cost $3,717,180)	3,784,365

PAR

	REPURCHASE AGREEMENT — 5.0%
$ 198,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $198,028 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $169,017; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $22,744; U.S. Treasury Bill, 4.89% due 8/9/07, value $11,200 (Cost $198,000)	198,000

	Total Investments — 100.4% (Cost $3,915,180)	3,982,365

	Liabilities Less Other Assets — (0.4%)	(16,303)

	Net Assets — 100.0%	$3,966,062

*	Non-income producing security

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 82.7%
	Capital Markets — 4.7%
8,500	Ameriprise Financial, Inc.	$512,295
2,000	Lehman Brothers Holdings, Inc.	124,000
2,000	Merrill Lynch & Company, Inc.	148,400

		784,695

	Commercial Banks — 8.8%
8,500	Comerica, Inc.	447,610
15,500	KeyCorp	537,695
3,000	SunTrust Banks, Inc.	234,900
5,500	Wachovia Corp.	259,655

		1,479,860

	Consumer Finance — 3.2%
7,500	Capital One Financial Corp.	530,700

	Diversified Financial Services — 12.5%
13,000	Bank of America Corp.	616,460
5,000	CIT Group, Inc.	205,900
11,500	Citigroup, Inc.	535,555
12,500	Interactive Brokers Group, Inc., Class A*	303,500
10,000	JP Morgan Chase & Co.	440,100

		2,101,515

	Insurance — 40.7%
10,000	ACE Ltd.	577,200
9,000	American International Group, Inc.	577,620
11,500	CNA Financial Corp.	477,480
18,500	Genworth Financial, Inc., Class A	564,620
10,000	Loews Corp.	474,000
9,500	MetLife, Inc.	572,090
8,500	Principal Financial Group, Inc.	479,315
4,500	Prudential Financial, Inc.	398,835
9,000	Safeco Corp.	526,230
12,000	The Chubb Corp.	604,920
4,500	The Hartford Financial Services Group, Inc.	413,415
12,000	The Travelers Companies, Inc.	609,360
24,500	Unum Group	595,350

		6,870,435

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	IT Services — 1.0%
1,000	MasterCard, Inc., Class A	$160,800

	Real Estate Investment Trusts — 3.9%
45,000	Annaly Capital Management, Inc.	650,250

	Thrifts and Mortgage Finance — 7.9%
9,000	Fannie Mae (Federal National Mortgage)	538,560
9,000	Freddie Mac (Federal Home Loan)	515,430
3,500	MGIC Investment Corp.	135,310
4,000	The PMI Group, Inc.	136,280

		1,325,580

	Total Common Stocks (Cost $13,759,517)	13,903,835

PAR

	REPURCHASE AGREEMENT — 16.7%
$2,813,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $2,813,396 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $2,401,242; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $323,126; U.S. Treasury Bill, 4.89% due 8/9/07, value $159,112 (Cost $2,813,000)	2,813,000

	Total Investments — 99.4% (Cost $16,572,517)	16,716,835

	Other Assets Less Liabilities — 0.6%	107,821

	Net Assets — 100.0%	$16,824,656

*	Non-income producing security

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 99.2%
	Automobiles and Components — 1.2%
5,200	Autoliv, Inc.	$290,836
1,600	BorgWarner, Inc.	138,320

		429,156

	Capital Goods — 7.0%
30,500	ABB Ltd. ADR	734,135
4,400	Cummins, Inc.	522,280
500	First Solar, Inc.*	56,285
1,300	General Cable Corp.*	103,350
2,900	Hubbell, Inc., Class B	167,185
7,500	Pall Corp.	311,400
4,000	Rockwell Automation, Inc.	279,960
1,000	SunPower Corp., Class A*	70,530
1,800	Suntech Power Holdings Company Ltd. ADR*	72,594
5,825	Tyco International Ltd.	275,464

		2,593,183

	Commercial Services and Supplies — 0.4%
4,000	Monster Worldwide, Inc.*	155,560

	Consumer Durables and Apparel — 10.7%
28,500	Koninklijke Philips Electronics N.V. NYS	1,151,400
77,000	Matsushita Electric Industrial Company Ltd. ADR	1,405,250
26,800	Sony Corp. ADR	1,413,432

		3,970,082

	Energy — 0.5%
2,500	Cameron International Corp.*	195,000

	Health Care Equipment and Services — 7.2%
9,500	Becton, Dickinson and Co.	725,419
3,900	Cerner Corp.*	206,193
7,325	Covidien Ltd.*	299,959
4,300	Henry Schein, Inc.*	233,662
2,900	Hillenbrand Industries, Inc.	182,816
6,896	Patterson Companies, Inc.*	247,360
5,300	Respironics, Inc.*	242,475
7,100	Stryker Corp.	443,253
1,800	Varian Medical Systems, Inc.*	73,440

		2,654,577

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Pharmaceuticals, Biotechnology and Life Sciences — 16.5%
9,000	Applera Corp. - Applied Biosystems Group	$280,980
12,200	Biovail Corp.	232,898
1,450	Covance, Inc.*	102,327
5,900	Eli Lilly and Co.	319,131
2,000	Endo Pharmaceuticals Holdings, Inc.*	68,020
7,000	Forest Laboratories, Inc.*	281,400
10,000	Genentech, Inc.*	743,800
10,500	Genzyme Corp.*	662,235
13,600	King Pharmaceuticals, Inc.*	231,336
9,505	Novartis AG ADR	512,795
4,700	Novo Nordisk A/S ADR	493,077
33,100	Pfizer, Inc.	778,180
16,000	Schering-Plough Corp.	456,640
2,200	Shire PLC ADR	162,338
15,800	Wyeth	766,616

		6,091,773

	Semiconductors and Semiconductor Equipment — 9.1%
4,700	Advantest Corp. ADR	182,736
7,400	ASML Holding N.V. NYS*	218,744
8,700	Broadcom Corp., Class A*	285,447
2,600	Cypress Semiconductor Corp.*	65,156
36,200	Infineon Technologies AG ADR*	592,594
3,303	Lam Research Corp.*	191,046
42,200	LSI Logic Corp.*	303,840
4,400	Microchip Technology, Inc.	159,764
6,200	Novellus Systems, Inc.*	176,824
4,150	NVIDIA Corp.*	189,904
11,500	Qimonda AG ADR*	170,200
44,100	STMicroelectronics N.V. NYS	756,756
3,300	Teradyne, Inc.*	51,777

		3,344,788

	Software and Services — 9.7%
1,500	Cognizant Technology Solutions Corp., Class A*	121,470
6,500	Cognos, Inc.*	260,780
8,900	Computer Sciences Corp.*	495,552
13,200	Convergys Corp.*	251,460
5,382	Dassault Systemes S.A. ADR	323,781
24,000	Electronic Data Systems Corp.	647,760
900	Google, Inc., Class A*	459,000
5,100	Hewitt Associates, Inc., Class A*	152,592
11,200	KONAMI Corp. ADR	255,472
7,100	McAfee, Inc.*	254,606
1,100	NAVTEQ Corp.*	59,543
7,500	Synopsys, Inc.*	183,450
4,200	Total System Services, Inc.	118,146

		3,583,612

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Technology Hardware and Equipment — 35.3%
4,000	Apple Computer, Inc.*	$527,040
4,100	Arrow Electronics, Inc.*	156,702
6,000	Avaya, Inc.*	99,240
7,700	Avnet, Inc.*	291,676
24,875	Canon, Inc. ADR	1,320,365
3,000	CDW Corp.	252,510
19,300	Corning, Inc.*	460,112
1,400	Diebold, Inc.	70,938
800	F5 Networks, Inc.*	69,352
22,434	FUJIFILM Holdings Corp. ADR	972,514
9,200	Hitachi Ltd. ADR	654,120
8,000	Ingram Micro, Inc., Class A*	160,400
6,400	Jabil Circuit, Inc.	144,192
5,050	Kyocera Corp. ADR	485,305
10,400	Lexmark International, Inc., Class A*	411,216
33,167	LM Ericsson Telephone Co. ADR	1,240,777
14,600	Molex, Inc.	413,764
19,500	Motorola, Inc.	331,305
38,400	Nokia Corp. ADR	1,099,776
6,100	Ricoh Company Ltd. ADR	661,850
8,000	Seagate Technology	188,080
180,100	Sun Microsystems, Inc.*	918,510
2,175	TDK Corp. ADR	184,919
10,200	Tellabs, Inc.*	115,770
25,825	Tyco Electronics Ltd.*	925,052
13,500	Vishay Intertechnology, Inc.*	209,385
39,800	Xerox Corp.*	694,908

		13,059,778

	Telecommunication Services — 1.6%
5,100	Telephone and Data Systems, Inc.	338,640
2,700	United States Cellular Corp.*	261,900

		600,540

	Total Common Stocks (Cost $35,906,535)	36,678,049

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

PAR		VALUE

	REPURCHASE AGREEMENT — 1.2%
$ 433,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $433,061 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $369,619; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $49,738; U.S. Treasury Bill, 4.89% due 8/9/07, value $24,492 (Cost $433,000)	$433,000

	Total Investments — 100.4% (Cost $36,339,535)	37,111,049

	Liabilities Less Other Assets — (0.4%)	(160,500)

	Net Assets — 100.0%	$36,950,549

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Small Cap Fund
 Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 68.5%
	Consumer Discretionary — 36.6%
3,445,336	99 Cents Only Stores*	$41,929,739
1,600,000	Bally Technologies, Inc.*	39,360,000
107,900	Big 5 Sporting Goods Corp.	2,305,823
3,000,000	CarMax, Inc.*	71,790,000
566,666	D.R. Horton, Inc.	9,247,989
603,800	Dover Motorsports, Inc.	3,514,116
20,000	International Game Technology	706,400
60,000	International Speedway Corp., Class A	2,873,400
19,000	International Speedway Corp., Class B	912,000
555,943	Isle of Capri Casinos, Inc.*	11,919,418
992,000	Monarch Casino & Resort, Inc.*†	28,063,680
598,846	O’Reilly Automotive, Inc.*	19,947,560
4,100,000	Penn National Gaming, Inc.*	235,750,000
1,621,407	Pinnacle Entertainment, Inc.*	42,983,500
1,500,000	Pool Corp.	50,415,000
157,500	Shuffle Master, Inc.*	2,288,475
234,861	Station Casinos, Inc.	20,322,522
600,000	Toll Brothers, Inc.*	13,158,000

		597,487,622

	Energy — 3.2%
397,890	MarkWest Hydrocarbon, Inc.	21,585,533
423,600	Penn Virginia Corp.	16,393,320
900,000	Peyto Energy Trust	14,481,000

		52,459,853

	Financials — 12.1%
500,225	Affordable Residential Communities, Inc.*	5,682,556
1,350,000	AmeriCredit Corp.*	27,459,000
50,000	Bank of Florida Corp.*	778,500
80	Berkshire Hathaway, Inc., Class B*	288,320
50,000	Brown & Brown, Inc.	1,285,000
1,829,575	Flagstone Reinsurance Holdings Ltd.	23,034,349
393,500	Hilb Rogal and Hobbs Co.	17,038,550
61,000	Investors Title Co.	2,894,450
255,400	Markel Corp.*	118,888,700
28,200	White River Capital, Inc.*	642,960

		197,992,385

The FBR Funds

FBR Small Cap Fund
 Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Health Care — 0.2%
228,100	Bradley Pharmaceuticals, Inc.*	$3,658,724

	Industrials — 4.2%
730,850	American Woodmark Corp.†	21,962,043
490,680	Dynamex, Inc.*	11,786,134
243,140	Knight Transportation, Inc.	4,288,990
902,300	Simpson Manufacturing Company, Inc.	30,524,808

		68,561,975

	Information Technology — 0.5%
80,000	Blackbaud, Inc.	1,675,200
183,200	Iron Mountain, Inc.*	4,907,928
32,000	MICROS Systems, Inc.*	1,704,960

		8,288,088

	Telecommunication Services — 10.5%
4,107,256	American Tower Corp., Class A*	171,108,285

	Utilities — 1.2%
1,000,000	The AES Corp.*	19,650,000

	Total Common Stocks (Cost $609,402,076)	1,119,206,932

	PREFERRED STOCK — 0.3%
	Financials — 0.3%
200,000	ING Groep N.V., 6.125% (Cost $5,000,000)	4,592,000

PAR

	REPURCHASE AGREEMENT — 31.4%
$512,668,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $512,740,201 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $437,625,293; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $58,889,524; U.S. Treasury Bill, 4.89% due 8/9/07, value $28,998,158 (Cost $512,668,000)	512,668,000

	Total Investments — 100.2% (Cost $1,127,070,076)	1,636,466,932

	Liabilities Less Other Assets — (0.2%)	(3,268,938)

	Net Assets — 100.0%	$1,633,197,994

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Small Cap Financial Fund
 Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 87.0%
	Commercial Banks — 13.2%
127,147	Bancorp Rhode Island, Inc.	$4,165,336
18,602	Banner Corp.	569,593
55,100	Harrington West Financial Group, Inc.	854,050
122,000	Investors Bancorp, Inc.*	1,467,660
210,005	Pacific Premier Bancorp, Inc.*	2,205,053
29,967	Patriot National Bancorp, Inc.	606,832
23,142	Southern First Bancshares, Inc.*	456,592
303,000	Sterling Financial Corp.	6,881,129
131,792	Taylor Capital Group, Inc.	3,576,835

		20,783,080

	Insurance — 0.6%
67,800	Affirmative Insurance Holdings, Inc.	949,878

	Real Estate Investment Trusts — 16.3%
576,250	Annaly Mortgage Management, Inc.	8,326,813
470,850	Anworth Mortgage Asset Corp.	3,719,715
183,600	Capstead Mortgage Corp.	1,769,904
392,600	Luminent Mortgage Capital, Inc.	2,877,758
565,000	MFA Mortgage Investments, Inc.	3,966,300
192,000	Thornburg Mortgage, Inc.	4,880,640

		25,541,130

	Thrifts and Mortgage Finance — 56.9%
484,895	Bank Mutual Corp.	5,091,398
359,963	BankUnited Financial Corp., Class A	6,061,777
42,000	Capitol Federal Financial	1,374,240
85,725	Dime Community Bancshares, Inc.	959,263
68,000	Downey Financial Corp.	3,616,920
147,000	FirstFed Financial Corp.*	6,644,400
52,461	Flushing Financial Corp.	782,718
112,084	Franklin Bank Corp.*	1,202,661
99,148	Hingham Institution for Savings	3,142,000
74,785	HMN Financial, Inc.	2,505,298
1,475,156	Hudson City Bancorp, Inc.	18,026,405
86,400	ITLA Capital Corp.	3,672,000
16,700	Oritani Financial Corp.*	221,275
235,560	Parkvale Financial Corp.	6,974,932
248,525	People’s United Financial, Inc.	4,006,223
347,100	PFF Bancorp, Inc.	5,803,512
69,084	TF Financial Corp.	1,950,932
761,734	Washington Federal, Inc.	17,161,867

		89,197,821

	Total Common Stocks (Cost $133,776,867)	136,471,909

The FBR Funds

FBR Small Cap Financial Fund
 Portfolio of Investments (continued)
July 31, 2007
(unaudited)

PAR		VALUE

	REPURCHASE AGREEMENT — 12.2%
$19,155,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $19,157,698 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $16,351,152; U.S. Treasury Notes, interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $2,200,311; U.S. Treasury Bill, 4.89% due 8/9/07, value $1,083,469 (Cost $19,155,000)	$19,155,000

	Total Investments — 99.2% (Cost $152,931,867)	155,626,909

	Other Assets Less Liabilities — 0.8%	1,270,267

	Net Assets — 100.0%	$156,897,176

*	Non-income producing security

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Small Cap Technology
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 99.9%
	Capital Goods — 3.7%
1,800	Coleman Cable, Inc.*	$45,036
1,100	Graco, Inc.	45,144
4,700	Hexcel Corp.*	102,178

		192,358

	Commercial Services and Supplies — 0.9%
1,000	IHS, Inc., Class A*	47,420

	Consumer Services — 4.1%
400	Ctrip.com International Ltd. ADR	15,420
300	New Oriental Education & Technology Group, Inc.*	15,531
1,200	Strayer Education, Inc.	181,836

		212,787

	Diversified Financials — 2.5%
500	Interactive Brokers Group, Inc., Class A*	12,140
1,145	Investment Technology Group, Inc.*	45,754
2,900	optionsXpress Holdings, Inc.	72,529

		130,423

	Health Care Equipment and Services — 3.9%
1,000	IDEXX Laboratories, Inc.*	100,259
2,250	Meridian Bioscience, Inc.	50,243
3,050	The TriZetto Group, Inc.*	48,892

		199,394

	Pharmaceuticals, Biotechnology and Life Sciences — 1.5%
1,350	Techne Corp.*	75,951

	Semiconductors and Semiconductor Equipment — 14.1%
7,275	Atmel Corp.*	39,212
800	ATMI, Inc.*	23,184
3,000	Axcelis Technologies, Inc.*	16,650

The FBR Funds

FBR Small Cap Technology
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Semiconductors and Semiconductor Equipment — 14.1% (continued)
1,200	Cabot Microelectronics Corp.*	$51,156
2,050	Cirrus Logic, Inc.*	14,924
3,100	Cypress Semiconductor Corp.*	77,685
1,350	Diodes, Inc.*	35,870
3,500	Fairchild Semiconductor International, Inc.*	63,875
2,425	International Rectifier Corp.*	89,021
1,000	Microsemi Corp.*	23,310
1,800	MIPS Technologies, Inc.*	15,930
1,775	MKS Instruments, Inc.*	40,293
2,500	ON Semiconductor Corp.*	29,550
2,250	Standard Microsystems Corp.*	75,128
1,475	Teradyne, Inc.*	23,143
4,000	TriQuint Semiconductor, Inc.*	17,680
450	Varian Semiconductor Equipment Associates, Inc.*	21,150
2,000	Verigy Ltd.*	48,920
1,200	Zoran Corp.*	22,620

		729,301

	Software and Services — 48.6%
2,700	ACI Worldwide, Inc.*	82,431
5,000	Activision, Inc.*	85,550
3,000	Aladdin Knowledge Systems Ltd.*	66,060
1,000	Applix, Inc.*	14,490
6,000	Aspen Technology, Inc.*	74,400
3,700	Blackbaud, Inc.	77,478
1,500	Business Objects S.A. ADR*	67,500
2,000	Cognos, Inc.*	80,240
10,300	Compuware Corp.*	96,099
1,600	Concur Technologies, Inc.*	38,176
3,675	Convergys Corp.*	70,009
2,600	DealerTrack Holdings, Inc.*	93,756
2,800	Epicor Software Corp.*	36,568
1,100	FactSet Research Systems, Inc.	72,589
1,000	Global Payments, Inc.	37,400
1,400	Interwoven, Inc.*	19,390
3,000	j2 Global Communications, Inc.*	97,920
2,800	Jack Henry & Associates, Inc.	67,256
1,500	JDA Software Group, Inc.*	33,915
3,100	Lawson Software, Inc.*	29,543
3,850	Limelight Networks, Inc.*	63,718
1,900	MICROS Systems, Inc.*	101,232
500	MicroStrategy, Inc., Class A*	36,555
1,000	Nuance Communications, Inc.*	16,480
1,300	Open Text Corp.*	24,414
3,500	Perot Systems Corp., Class A*	53,270
1,200	Progress Software Corp.*	36,300
2,050	Quality Systems, Inc.	79,417

The FBR Funds

FBR Small Cap Technology
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Software and Services — 48.6% (continued)
2,000	Quest Software, Inc.*	$29,600
500	SAVVIS, Inc.*	18,780
2,500	SPSS, Inc.*	102,600
3,800	Sybase, Inc.*	90,136
2,000	Sykes Enterprises, Inc.*	33,480
1,400	Syntel, Inc.	50,414
2,500	Take-Two Interactive Software, Inc.*	44,075
2,000	The9 Ltd. ADR*	98,000
5,125	THQ, Inc.*	147,394
8,850	TIBCO Software, Inc.*	71,951
1,100	ValueClick, Inc.*	23,518
2,200	VASCO Data Security International, Inc.*	58,234
2,300	Wright Express Corp.*	78,338

		2,498,676

	Technology Hardware and Equipment — 19.2%
1,200	Agilysys, Inc.	23,052
5,250	Andrew Corp.*	73,815
2,300	Arris Group, Inc.*	34,086
1,400	Arrow Electronics, Inc.*	53,508
1,862	Benchmark Electronics, Inc.*	41,336
4,550	Brocade Communications Systems, Inc.*	32,032
1,300	China Security & Surveillance Technology, Inc.*	23,010
1,400	CommScope, Inc.*	76,202
2,225	Emulex Corp.*	44,055
600	F5 Networks, Inc.*	52,014
6,475	Foundry Networks, Inc.*	113,895
2,800	Ingram Micro, Inc., Class A*	56,140
8,000	MRV Communications, Inc.*	21,200
800	NETGEAR, Inc.*	22,128
1,000	OSI Systems, Inc.*	24,760
2,450	Plexus Corp.*	59,413
2,300	QLogic Corp.*	30,567
1,400	ScanSource, Inc.*	37,562
13,450	Solectron Corp.*	50,572
5,000	Sonus Networks, Inc.*	34,200
4,000	STEC, Inc.*	29,400
1,300	SYNNEX Corp.*	26,416
900	Zebra Technologies Corp., Class A*	32,607

		991,970

	Telecommunication Services — 1.4%
2,100	Cbeyond, Inc.*	74,277

	Total Common Stocks (Cost $4,831,833)	5,152,557

The FBR Funds

FBR Small Cap Technology
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

PAR		VALUE

	REPURCHASE AGREEMENT — 2.1%
$107,000	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $107,015 on 8/1/07, collateralized by U.S. Treasury Bonds, interest rates ranging from 5.25% to 8.125%, maturities ranging from 11/15/16 to 2/15/29, value $91,338; U.S. Treasury Notes , interest rates ranging from 4.5% to 4.875%, maturities ranging from 4/30/11 to 11/30/11, value $12,291; U.S. Treasury Bill, 4.89% due 8/9/07, value $6,052 (Cost $107,000)	$107,000

	Total Investments — 102.0% (Cost $4,938,833)	5,259,557

	Liabilities Less Other Assets — (2.0%)	(103,353)

	Net Assets — 100.0%	$5,156,204

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2007
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 99.2%
	Electric Utilities — 8.4%
900	ALLETE, Inc.	$39,456
95,937	Duke Energy Corp.	1,633,807
255,140	E.ON AG ADR	13,351,477
1,300	Entergy Corp.	129,948
81,725	Exelon Corp.	5,733,009
8,503	MGE Energy, Inc.	255,175
26,700	Northeast Utilities	729,978
12,916	Pepco Holdings, Inc.	349,636
17,350	PPL Corp.	817,879
15,825	Sierra Pacific Resources*	251,459
6,400	The Empire District Electric Co.	138,816
5,005	UniSource Energy Corp.	152,302

		23,582,942

	Gas Utilities — 24.7%
132,250	AGL Resources, Inc.	4,985,825
190,050	Atmos Energy Corp.	5,334,704
12,065	Chesapeake Utilities Corp.	393,440
1,175	Corning Natural Gas Corp.*	19,388
7,157	Delta Natural Gas Company, Inc.	178,209
59,625	Energen Corp.	3,154,759
4,689	Energy West, Inc.	66,209
18,039	EnergySouth, Inc.	813,018
120,350	Equitable Resources, Inc.	5,669,689
114,200	National Fuel Gas Co.	4,950,570
42,500	New Jersey Resources Corp.	1,997,500
94,250	Nicor, Inc.	3,714,393
62,000	Northwest Natural Gas Co.	2,583,540
112,100	ONEOK, Inc.	5,689,074
160,900	Piedmont Natural Gas Company, Inc.	3,731,271
161,700	Questar Corp.	8,325,932
4,843	RGC Resources, Inc.	134,635
80,125	SEMCO Energy, Inc.*	610,553
49,310	South Jersey Industries, Inc.	1,615,889
204,057	Southern Union Co.	6,301,279
92,050	Southwest Gas Corp.	2,860,914
41,650	The Laclede Group, Inc.	1,230,758
73,025	UGI Corp.	1,884,775
98,900	WGL Holdings, Inc.	2,961,066

		69,207,390

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2007
(unaudited)

SHARES		VALUE

	Independent Power Producers and Distributors — 0.7%
23,850	Constellation Energy Group, Inc.	$1,998,630

	Multi-Utilities — 40.2%
29,175	Alliant Energy Corp.	1,078,016
29,125	Ameren Corp.	1,397,418
173,550	Aquila, Inc.*	656,019
22,375	Avista Corp.	443,473
1,475	Black Hills Corp.	55,018
268,000	CenterPoint Energy, Inc.	4,416,640
8,000	CH Energy Group, Inc.	354,800
134,350	CMS Energy Corp.	2,171,096
97,675	Consolidated Edison, Inc.	4,266,444
138,350	Dominion Resources, Inc.	11,651,837
53,725	DTE Energy Co.	2,491,766
126,509	Energy East Corp.	3,201,943
36,271	Integrys Energy Group, Inc.	1,795,052
307,600	KeySpan Corp.	12,780,779
81,900	MDU Resources Group, Inc.	2,232,594
193,576	National Grid PLC ADR	13,759,381
357,450	NiSource, Inc.	6,816,572
26,916	NorthWestern Corp.	728,347
25,500	NSTAR	801,975
214,725	PG&E Corp.	9,192,377
20,375	PNM Resources, Inc.	526,286
123,700	Public Service Enterprise Group, Inc.	10,296,788
73,100	Puget Energy, Inc.	1,692,265
257,800	Sempra Energy	13,591,215
56,275	TECO Energy, Inc.	908,279
75,505	Vectren Corp.	1,885,360
32,125	Wisconsin Energy Corp.	1,379,126
102,350	Xcel Energy, Inc.	2,077,705

		112,648,571

	Oil, Gas and Consumable Fuels — 25.2%
88,900	Cheniere Energy, Inc.*	3,344,418
770,000	El Paso Corp.	12,820,500
392,360	Enbridge, Inc.	13,889,544
34,950	Southwestern Energy Co.*	1,420,019
547,268	Spectra Energy Corp.	13,938,916
352,000	The Williams Companies, Inc.	11,352,000
385,650	TransCanada Corp.	13,960,529

		70,725,926

	Total Common Stocks (Cost $144,184,419)	278,163,459

	Total Investments — 99.2% (Cost $144,184,419)	278,163,459

	Other Assets Less Liabilities — 0.8%	2,256,440

	Net Assets — 100.0%	$280,419,899

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments

The FBR Funds

FBR Fund for Government Investors
Portfolio of Investments
July 31, 2007
(unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 89.3%
	Federal Home Loan Mortgage Corporation — 51.8%
$10,433,000	Freddie Mac	4.0%	8/17/07	$10,427,024
12,000,000	Freddie Mac Discount Note*	5.09	8/13/07	11,979,640
12,000,000	Freddie Mac Discount Note*	5.08	9/14/07	11,925,493
12,000,000	Freddie Mac Discount Note*	5.055	10/9/07	11,883,735
10,000,000	Freddie Mac Discount Note*	5.09	11/9/07	9,858,611
10,000,000	Freddie Mac Discount Note*	5.075	11/19/07	9,844,931
12,000,000	Freddie Mac Discount Note*	5.065	12/13/07	11,773,763
12,000,000	Freddie Mac Discount Note*	5.09	12/24/07	11,753,983
12,000,000	Freddie Mac Discount Note*	5.0911	12/31/07	11,742,051

				101,189,231

	Federal National Mortgage Association — 37.5%
12,000,000	Fannie Mae	4.875	8/27/07	11,996,430
10,000,000	Fannie Mae Discount Note*	5.136	9/5/07	9,950,067
5,995,000	Fannie Mae Discount Note*	5.085	9/26/07	5,947,580
12,000,000	Fannie Mae Discount Note*	5.065	10/17/07	11,869,998
12,000,000	Fannie Mae Discount Note*	5.06	10/24/07	11,858,320
10,000,000	Fannie Mae Discount Note*	5.1	11/1/07	9,869,667
12,000,000	Fannie Mae Discount Note*	5.095	11/28/07	11,797,898

				73,289,960

	REPURCHASE AGREEMENT — 10.9%
21,212,037	With Mizuho Securities, Inc. dated 7/31/07 at 5.07% to be repurchased at $21,215,023 on 8/1/07, collateralized by U.S. Treasury Bill, 4.89% due 8/9/07, value $21,238,000			21,212,037

	Total Investments — 100.2% (Amortized Cost $195,691,228)†			195,691,228

	Liabilities Less Other Assets — (0.2%)			(461,925)

	Net Assets — 100.0%			$195,229,303

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 73 Days

See accompanying Notes to Portfolio of Investments

The FBR Funds

Notes to Portfolios of Investments
July 31, 2007
(unaudited)

1.   Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

The FBR Funds

Notes to Portfolios of Investments (continued)
July 31, 2007
(unaudited)

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2.   Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended July 31, 2007, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/06	Purchases	Sales	7/31/2007	Gain	Dividends	7/31/2007	Cost

FBR Small Cap Fund
American Woodmark Corp.	730,850	—	—	730,850	—	$131,553	$21,962,043	$24,621,403
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	28,063,680	4,511,967

The FBR Funds

Notes to Portfolios of Investments (continued)
July 31, 2007
(unaudited)

3.   Federal Tax Information

As of July 31, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Pegasus Fund	$12,087,878	$776,890	$(508,003)	$268,887
Pegasus Mid Cap Fund	3,343,440	244,652	(166,226)	78,426
Pegasus Small Cap Fund	3,915,180	225,059	(157,874)	67,185
Large Cap Financial Fund	16,572,517	869,815	(725,497)	144,318
Large Cap Technology Fund	36,339,535	2,269,987	(1,498,473)	771,514
Small Cap Fund	1,127,070,076	537,111,545	(27,714,689)	509,396,856
Small Cap Financial Fund	152,931,867	16,017,328	(13,322,286)	2,695,042
Small Cap Technology Fund	4,938,833	534,536	(213,812)	320,724
Gas Utility Index Fund	144,184,419	136,313,433	(2,334,393)	133,979,040
Fund for Government Investors	195,691,228	—	—	—

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/26/2007

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	9/26/2007

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/26/2007

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds